Senior Unsecured Bond - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended
	Feb. 10, 2017	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt instrument covenant description		Additional financial covenants (each as defined within the 2017 Bond Agreement) are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of no less than $25.0 million; (b) to maintain an interest coverage ratio (as defined in the 2017 Bond Agreement) of not less than 2.0:1.0; and (c) maintain a Group equity ratio of minimum 30% (as defined in the 2017 Bond Agreement). At June 30, 2020, the Company was in compliance with all covenants for the 2017 Bonds.
Minimum liquidity to be maintained, amount		$ 53,050	$ 64,024
2017 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 100,000
Interest rate on bond	7.75%
Debt instrument maturity date	Feb. 10, 2021
Additional bonds issuance option, maximum amount		$ 100,000
Debt instrument covenant description		The 2017 Bonds were redeemable by the Company, in whole or in part, at any time. Any 2017 Bonds redeemed until August 10, 2020 would have been redeemable at 101.9375% of par, and from August 11, 2020 to the maturity date were redeemable at 100% of par, in each case, plus accrued interest
2017 Senior Unsecured Bonds [Member] | 2017 Amendment [Member]
Debt Instrument [Line Items]
Debt instrument redemption description		The covenant, requiring our interest coverage ratio, on a trailing four quarter basis, to be no less than 2.25 to 1.00
Deferred Costs		$ 1,300
2017 Senior Unsecured Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum liquidity to be maintained, amount		$ 25,000
Gross Equity ratio		30.00%
2017 Senior Unsecured Bonds [Member] | February 11, 2020 through August 10, 2020 [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage		101.9375%
2017 Senior Unsecured Bonds [Member] | August 11, 2020 through Maturity Date [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage		100.00%
Interest payment description on bond		Interest is payable semi-annually in arrears on February 10 and August 10.
2012 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Interest rate on bond	9.00%